Leases-Lessor (Gross Amount Of Machinery And Equipment And Related Accumulated Depreciation Under Operating Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Leases-Lessor [Abstract]
Machinery and equipment	¥ 9,419	¥ 8,406
Less accumulated depreciation	5,840	4,841
Machinery and equipment under operating leases, net	¥ 3,579	¥ 3,565